Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Abstract]
Commissions	¥ 205,655	¥ 204,113
Fees from investment banking	82,911	94,586
Asset management and portfolio service fees	195,342	184,181
Other revenue	32,559	30,472
Total	¥ 516,467	¥ 513,352